UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds - 92.9%
CONSUMER DISCRETIONARY - 22.0%
910,089	CBS Corp., Class B (a)	50,200,509
144,242	Conn’s, Inc. (b)(c)	7,217,870
257,200	Dollar Tree, Inc. (c)	14,701,552
538,640	GNC Holdings, Inc., Class A	29,425,903
368,292	Life Time Fitness, Inc. (b)(c)	18,955,989
699,500	Melco Crown Entertainment, Ltd. ADR (c)	22,265,085
132,930	Michael Kors Holdings, Ltd. (a)(c)	9,905,944
1,045,800	News Corp., Class A (c)	16,795,548
1,423,270	Service Corp. International (a)	26,501,287
87,500	Tesla Motors, Inc. (b)(c)	16,924,250

		212,893,937

ENERGY - 11.5%
641,579	Cabot Oil & Gas Corp.	23,943,729
106,900	Cimarex Energy Co.	10,305,160
180,500	Concho Resources, Inc. (c)	19,640,205
219,275	Diamondback Energy, Inc. (c)	9,349,886
135,624	Gulfport Energy Corp. (c)	8,726,048
207,334	Pioneer Natural Resources Co.	39,144,659

		111,109,687

FINANCIAL - 12.9%
91,532	Affiliated Managers Group, Inc. (c)	16,717,404
712,900	American International Group, Inc. (a)	34,668,327
302,712	Arthur J. Gallagher & Co.	13,213,379
125,000	CapitalSource, Inc.	1,485,000
149,500	CIT Group, Inc. (c)	7,291,115
275,900	Legg Mason, Inc.	9,226,096
7,440,290	Newcastle Investment Corp., REIT	41,814,430

		124,415,751

HEALTHCARE - 3.5%
483,601	Acadia Healthcare Co., Inc. (b)(c)	19,068,387
139,623	Valeant Pharmaceuticals International, Inc. (c)	14,566,868

		33,635,255

Shares		Value ($)
Common Stocks & Exchange-Traded Funds (continued)
INDUSTRIALS - 10.0%
441,385	AerCap Holdings NV (a)(c)	8,589,352
181,800	Armstrong World Industries, Inc. (c)	9,991,728
150,050	B/E Aerospace, Inc. (c)	11,076,691
147,700	FedEx Corp.	16,854,047
464,609	Hertz Global Holdings, Inc. (a)(c)	10,295,736
136,400	Kirby Corp. (b)(c)	11,805,420
374,500	MasTec, Inc. (c)	11,347,350
333,199	Pendrell Corp. (c)	646,406
48,800	Precision Castparts Corp.	11,089,312
176,767	Quanta Services, Inc. (a)(c)	4,862,860

		96,558,902

INFORMATION TECHNOLOGY - 24.1%
265,731	Alliance Data Systems Corp. (a)(b)(c)	56,194,135
402,650	Ciena Corp. (c)	10,058,197
61,100	Cognizant Technology Solutions Corp., Class A (c)	5,017,532
1,772,819	Compuware Corp. (a)	19,855,573
322,985	Facebook, Inc., Class A (c)	16,226,766
310,043	Fidelity National Information Services, Inc. (a)	14,398,397
1,001,000	Flextronics International, Ltd. (c)	9,099,090
162,633	Mellanox Technologies, Ltd. (c)	6,173,549
559,000	Micron Technology, Inc. (c)	9,765,730
464,886	Monolithic Power Systems, Inc. (a)	14,076,748
248,400	NXP Semiconductor NV (c)	9,242,964
292,370	Rackspace Hosting, Inc. (b)(c)	15,425,441
1,250,700	Symantec Corp. (a)	30,954,825

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds (continued)
INFORMATION TECHNOLOGY (continued)
1,616,650	Xerox Corp. (a)	16,635,328

		233,124,275

MATERIALS - 0.9%
249,800	Freeport-McMoRan Copper & Gold, Inc.	8,263,384

OTHER - 1.5%
750,000	Highland/iBoxx Senior Loan, ETF (d)	14,940,000

TELECOMMUNICATION SERVICES - 6.5%
2,500	RingCentral, Inc., Class A (c)	45,050
774,744	SBA Communications Corp., Class A (a)(c)	62,335,902

		62,380,952

	Total Common Stocks & Exchange-Traded Funds (Cost $808,003,549)	897,322,143

Master Limited Partnerships - 3.4%
CONSUMER DISCRETIONARY - 3.4%
742,381	Cedar Fair LP	32,367,811

	Total Master Limited Partnerships (Cost $29,994,868)	32,367,811

Investment Companies (e) - 8.1%
78,562,662	State Street Navigator Prime Securities Lending Portfolio	78,562,662

	Total Investment Companies (Cost $78,562,662)	78,562,662

Total Investments - 104.4% (Cost $916,561,079) (f)		1,008,252,616

Shares		Value ($)
Securities Sold Short (g) - (32.1)%
Common Stocks & Exchange-Traded Funds - (32.1)%
CONSUMER DISCRETIONARY - (5.3)%
29,300	Advance Auto Parts, Inc.	(2,422,524)
146,400	Consumer Discretionary Select Sector SPDR Fund, ETF	(8,876,232)
183,400	Six Flags Entertainment Corp.	(6,197,086)
117,900	SPDR S&P Retail, ETF	(9,676,053)
56,813	Time Warner Cable, Inc.	(6,340,331)
108,100	Time Warner, Inc.	(7,114,061)
64,710	Wynn Resorts, Ltd.	(10,224,827)

		(50,851,114)

CONSUMER STAPLES - (0.6)%
110,200	Lorillard, Inc.	(4,934,756)
8,272	TreeHouse Foods, Inc. (h)	(552,818)

		(5,487,574)

ENERGY - (3.2)%
228,500	Ensco PLC, Class A	(12,281,875)
185,000	Marathon Oil Corp.	(6,452,800)
95,036	Range Resources Corp.	(7,212,282)
77,950	SPDR S&P Oil & Gas Exploration & Production, ETF	(5,136,125)

		(31,083,082)

FINANCIAL - (11.0)%
33,800	American Tower Corp., REIT	(2,505,594)
30,900	Bank of Nova Scotia	(1,770,879)
100,000	CBRE Group, Inc., Class A (h)	(2,313,000)
100,000	CurrencyShares Australian Dollar Trust, ETF	(9,342,000)
398,447	Federated Investors, Inc., Class B	(10,821,821)
131,361	Fifth Third Bancorp	(2,369,752)
116,700	HCP, Inc., REIT	(4,778,865)
75,200	Health Care REIT, Inc.	(4,690,976)
442,300	iShares Russell 2000 Index Fund, ETF	(47,158,026)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
FINANCIAL (continued)
62,800	M&T Bank Corp.	(7,028,576)
56,114	Ryman Hospitality Properties, Inc., REIT	(1,936,494)
31,100	Simon Property Group, Inc., REIT	(4,609,953)
25,419	Toronto-Dominion Bank (The)	(2,287,202)
76,188	Ventas, Inc., REIT	(4,685,562)

		(106,298,700)

HEALTHCARE - (0.7)%
100,300	GlaxoSmithKline PLC ADR	(5,032,051)
194,400	TearLab Corp. (h)	(2,150,064)

		(7,182,115)

INDUSTRIALS - (3.0)%
114,300	ADT Corp. (The)	(4,647,438)
116,124	Air Lease Corp.	(3,211,990)
30,812	Avis Budget Group, Inc. (h)	(888,310)
77,400	Deere & Co.	(6,299,586)
40,000	Equifax, Inc.	(2,394,000)
62,900	Fastenal Co.	(3,160,725)
86,500	GATX Corp.	(4,110,480)
120,000	Swift Transportation Co. (h)	(2,422,800)
30,401	United Rentals, Inc. (h)	(1,772,074)

		(28,907,403)

INFORMATION TECHNOLOGY - (7.2)%
1,048,000	Advanced Micro Devices, Inc. (h)	(3,982,400)
70,000	AOL, Inc.	(2,420,600)
553,200	Brocade Communications Systems, Inc. (h)	(4,453,260)
109,402	Check Point Software Technologies, Ltd. (h)	(6,187,777)
18,706	Cognex Corp.	(586,620)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
INFORMATION TECHNOLOGY (continued)
38,500	Computer Sciences Corp.	(1,991,990)
132,700	Dolby Laboratories, Inc., Class A	(4,579,477)
23,900	Fiserv, Inc. (h)	(2,415,095)
123,100	Linear Technology Corp.	(4,882,146)
215,886	Market Vectors Semiconductor, ETF	(8,616,011)
249,902	NVIDIA Corp.	(3,888,475)
193,900	Oracle Corp.	(6,431,663)
70,000	SanDisk Corp.	(4,165,700)
154,800	SAP AG ADR	(11,442,816)
161,600	ValueClick, Inc. (h)	(3,369,360)

		(69,413,390)

MATERIALS - (0.3)%
10,449	NewMarket Corp.	(3,008,371)

TELECOMMUNICATION SERVICES - (0.8)%
110,000	Crown Castle International Corp. (h)	(8,033,300)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $306,027,970)	(310,265,049)

	Total Securities Sold Short (Proceeds $306,027,970)	(310,265,049)

Other Assets & Liabilities, Net - 27.7%		267,394,533

Net Assets - 100.0%		965,382,100

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $350,696,406.
(b)	Securities (or a portion of securities) on loan. As of September 30, 2013, the market value of securities loaned was $77,742,082. The loaned securities were secured with cash and securities collateral of $79,230,758. Collateral is calculated based on prior day’s prices.
(c)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Equity Fund

(d)	Affiliated issuer. Assets with a total aggregate market value of $14,940,000, or 1.5% of net assets, were affiliated with the Fund as of September 30, 2013.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	Cost for U.S. federal income tax purposes is $620,292,648.
(g)	As of September 30, 2013, $314,551,359 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Bank of America, for which $914,250 was pledged as collateral, open at September 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
iShares Russell 2000 Mini Index	December 2013	90	$9,642,600	$20,348
Light Sweet Crude Oil	November 2013	65	6,623,500	106,978
Natural Gas	November 2013	116	4,325,640	32,236

				$159,562

Written options contracts outstanding as of September 30, 2013 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Written Call Options
SPDR S&P 500 ETF Trust	$160.00	November 2013	3,125	$2,966,225	$3,031,250

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 97.5%
CONSUMER DISCRETIONARY - 2.2%
45,364	Service Corp. International (a)	844,678

FINANCIAL - 3.3%
20,000	Ventas, Inc., REIT (a)	1,230,000

HEALTHCARE - 92.0%
Biotechnology - 32.5%
42,373	ACADIA Pharmaceuticals, Inc. (a)(b)	1,163,986
92,680	BioCryst Pharmaceuticals, Inc. (b)	674,710
16,992	Cepheid, Inc. (b)	663,368
184,462	Chelsea Therapeutics International, Ltd. (b)	555,231
18,262	Chimerix, Inc. (a)(b)	401,399
27,500	Enzymotec, Ltd. (b)	455,125
4,000	Foundation Medicine, Inc. (b)	158,560
1,123,885	Galena Biopharma, Inc. (b)	2,061,861
8,500	Gilead Sciences, Inc. (a)(b)	534,140
24,037	Intercept Pharmaceuticals, Inc. (a)(b)	1,659,274
7,594	Medivation, Inc. (a)(b)	455,184
145,716	Novavax, Inc. (b)	460,463
13,347	Ophthotech Corp. (b)	396,539
39,734	Sangamo Biosciences, Inc. (b)	416,412
20,394	Swedish Orphan Biovitrum AB (b)	203,207
180,570	Vanda Pharmaceuticals, Inc. (a)(b)	1,980,853

		12,240,312

Healthcare Distributors - 5.3%
38,549	Cardinal Health, Inc. (a)	2,010,330

Healthcare Equipment - 11.1%
20,000	Cardiovascular Systems, Inc. (a)(b)	401,000
1,068,076	Genesys Ventures IA, LP (b)(c)(d)	709,843
51,969	GenMark Diagnostics, Inc. (b)	631,423

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Equipment (continued)
18,433	Mazor Robotics, Ltd. ADR (b)	311,518
28,312	NuVasive, Inc. (a)(b)	693,361
58,683	Rockwell Medical Technologies, Inc. (b)	669,573
4,109	Sunshine Heart, Inc. (b)	47,582
19,241	Thoratec Corp. (b)	717,497

		4,181,797

Healthcare Facilities - 4.3%
15,000	Acadia Healthcare Co., Inc. (a)(b)	591,450
108,804	Adcare Health Systems, Inc. (a)(b)	440,656
16,769	Hanger, Inc. (b)	566,122

		1,598,228

Healthcare Services - 10.2%
71,810	BioScrip, Inc. (a)(b)	630,492
3,982,699	CNS Response, Inc. (b)(c)(d)	505,006
28,929	ExamWorks Group, Inc. (a)(b)	751,865
9,642	Express Scripts Holding Co. (a)(b)	595,683
24,707	Premier, Inc., Class A (b)	783,212
15,229	Team Health Holdings, Inc. (a)(b)	577,788

		3,844,046

Healthcare Technology - 5.7%
14,877	HealthStream, Inc. (a)(b)	563,541
73,505	Quality Systems, Inc. (a)	1,597,263

		2,160,804

Life Sciences Tools & Services - 9.9%
18,223	Agilent Technologies, Inc. (a)	933,929
4,062	Bio-Rad Laboratories, Inc., Class A (b)	477,529
41,901	Bruker Corp. (a)(b)	865,255
22,000	ICON PLC (a)(b)	900,460

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Life Sciences Tools & Services (continued)
10,786	PAREXEL International Corp. (a)(b)	541,781

		3,718,954

Managed Healthcare - 3.2%
9,982	Health Net, Inc. (a)(b)	316,429
15,000	Molina Healthcare, Inc. (a)(b)	534,000
5,000	WellCare Health Plans, Inc. (a)(b)	348,700

		1,199,129

Pharmaceuticals - 9.8%
3,600	Actavis, Inc. (a)(b)	518,400
122,162	Endocyte, Inc. (a)(b)	1,628,419
20,000	Merck & Co., Inc. (a)	952,200
26,099	NuPathe, Inc. (b)	62,899
642,500	Trimel Pharmaceuticals Corp. (b)	512,550

		3,674,468

		34,628,068

	Total Common Stocks (Cost $33,448,144)	36,702,746

Units
Rights (b) - 0.1%
HEALTHCARE - 0.1%
69,326	Wright Medical Group, Inc.	24,611

	Total Rights (Cost $188,242)	24,611

Units		Value ($)
Warrants (b) - 6.3%
HEALTHCARE - 6.3%
Biotechnology - 5.3%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	98,233
121,816	MediciNova, Inc., expires 03/24/2016 (c)(d)	101,662
690,000	NuPathe, Inc., expires 09/26/2017	999,661
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016 (d)	807,749

		2,007,305

Life Sciences Tools & Services - 0.3%
177,478	Delcath Systems, Inc., expires 05/25/2017 (c)(d)	8,970
40,000	Pluristem Therapeutics, Inc., expires 01/27/2016	35,122
30,000	pSivida Corp., expires 01/19/2016 (c)	48,166

		92,258

Pharmaceuticals - 0.7%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016 (c)	485
252,549	Horizon Pharmaceuticals, expires 09/20/2017 (c)	119,961
521,727	Neostem, Inc., expires 07/19/2016 (c)	158,207

		278,653

		2,378,216

	Total Warrants (Cost $0)	2,378,216

Contracts
Purchased Put Options (e) - 0.6%
121,400	iShares Russell 2000 Index, Strike price $107.00, expires 10/19/2013	225,804

	Total Purchased Put Options (Cost $258,035)	225,804

	Total Investments - 104.5% (Cost $33,894,421) (f)	39,331,377

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Securities Sold Short (g) - (48.7)%
Common Stocks - (48.7)%
CONSUMER DISCRETIONARY - (1.7)%
11,758	GNC Holdings, Inc., Class A	(642,339)

CONSUMER STAPLES - (3.3)%
11,430	CVS Caremark Corp.	(648,652)
10,652	Walgreen Co.	(573,078)

		(1,221,730)

HEALTHCARE - (43.1)%
Biotechnology - (18.9)%
3,245	Amgen, Inc.	(363,245)
26,848	Arena Pharmaceuticals, Inc. (h)	(141,489)
11,173	Ariad Pharmaceuticals, Inc. (h)	(205,583)
30,000	Galectin Therapeutics, Inc. (h)	(299,100)
50,012	ImmunoGen, Inc. (h)	(851,204)
16,358	Incyte Corp., Ltd. (h)	(624,058)
45,256	Intrexon Corp. (h)	(1,072,115)
13,407	Isis Pharmaceuticals, Inc. (h)	(503,299)
9,184	KYTHERA Biopharmaceuticals, Inc. (h)	(419,709)
77,999	MannKind Corp. (h)	(444,594)
43,275	MediciNova, Inc. (h)	(109,053)
12,246	Osiris Therapeutics, Inc. (h)	(203,773)
40,891	Raptor Pharmaceutical Corp. (h)	(610,912)
12,531	Seattle Genetics, Inc. (h)	(549,234)
29,014	Spectrum Pharmaceuticals, Inc.	(243,427)
105,000	Threshold Pharmaceuticals, Inc. (h)	(488,250)

		(7,129,045)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Equipment - (2.2)%
13,762	DexCom, Inc. (h)	(388,502)
17,083	Masimo Corp.	(455,091)

		(843,593)

Healthcare Facilities - (1.0)%
9,000	Tenet Healthcare Corp. (h)	(370,710)

Healthcare Services - (5.5)%
15,286	Amedisys, Inc. (h)	(263,225)
17,991	Bio-Reference Labs, Inc. (h)	(537,571)
17,612	Chemed Corp.	(1,259,258)

		(2,060,054)

Healthcare Technology - (0.6)%
9,926	HMS Holdings Corp. (h)	(213,508)

Managed Healthcare - (7.4)%
16,284	Cigna Corp.	(1,251,588)
11,278	Humana, Inc.	(1,052,576)
7,946	Magellan Health Services, Inc. (h)	(476,442)

		(2,780,606)

Pharmaceuticals - (7.5)%
24,868	Eli Lilly & Co.	(1,251,606)
6,577	Johnson & Johnson	(570,160)
22,860	Pfizer, Inc.	(656,311)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
HEALTHCARE (continued)
Pharmaceuticals (continued)
67,125	Sciclone Pharmaceuticals, Inc. (h)	(340,324)

		(2,818,401)

		(16,215,917)

MATERIALS - (0.6)%
2,842	Sigma-Aldrich Corp.	(242,423)

	Total Common Stocks (Proceeds $17,962,239)	(18,322,409)

	Total Securities Sold Short (Proceeds $17,962,239)	(18,322,409)

Other Assets & Liabilities, Net - 44.2%		16,630,487

Net Assets - 100.0%		37,639,455

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $26,267,408.
(b)	Non-income producing security.
(c)	Illiquid securities. At September 30, 2013, these securities amounted to $1,652,300 or 4.4% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,133,230, or 5.7% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2013.
(e)	Options are shown at market value.
(f)	Cost for U.S. federal income tax purposes is $16,511,951.
(g)	As of September 30, 2013, $7,597,398 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 68.0%
AEROSPACE - 2.6%
8,457,500	Continental Airlines, Inc. Term Loan B 04/01/2019 (b)	8,514,588
8,720,930	Hawker Beechcraft Acquisition Co. LLC Term Loan 02/14/2020 (b)	8,804,520
10,657,512	TransDigm, Inc. Tranche C Term Loan 3.00%, 02/28/2020	10,631,668

		27,950,776

BROADCASTING - 1.4%
1,975,050	Charter Communications Operating LLC Term Loan F 2.25%, 01/04/2021	1,957,906
8,000,000	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	7,436,000
5,448,554	ComCorp Broadcasting, Inc. Term Loan 5.50%, 04/03/2014 (c)(d)	5,402,241

		14,796,147

CHEMICALS - 6.4%
11,072,250	Arysta LifeScience SPC LLC First Lien Initial Term Loan 05/29/2020 (b)	11,072,250
5,750,000	Second Lien Term Loan 11/30/2020 (b)	5,757,187

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CHEMICALS (continued)
2,043,730	Axalta Coatings Systems Dutch Holdings B BV and Axalta Coatings Systems U.S. Holdings, Inc. Initial Term Loan B 3.50%, 02/03/2020	2,054,265
9,862,773	Ineos U.S. Finance LLC Dollar Term Loan 3.00%, 05/04/2018	9,766,907
8,080,748	MacDermid, Inc. Tranche B First Lien Term Loan 3.00%, 06/08/2020	8,060,546
5,316,327	Tranche B Second Lien Term Loan 6.75%, 12/07/2020	5,396,071
6,656,466	PQ Corp. Term Loan 3.50%, 08/07/2017	6,693,310
9,966,765	Univar, Inc. Term Loan B 06/30/2017 (b)	9,631,034
2,885,262	W.R. Grace & Co. 5-Year Revolver (e)	6,015,772
2,885,262	Revolver Credit Loan (e)	6,015,772

		70,463,114

CONSUMER DISCRETIONARY - 0.8%
9,184,000	Hilton Worldwide, Inc. Term Loan B-2 09/23/2020 (b)	9,182,439

CONSUMER PRODUCTS - 1.5%
366,651	Spectrum Brands, Inc. Initial Term Loan 3.32%, 12/17/2019	368,668

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CONSUMER PRODUCTS (continued)
12,371,006	SRAM LLC First Lien Term Loan 04/10/2020 (b)	12,216,368
3,398,211	Tempur-Pedic International, Inc. Term Loan B 2.75%, 03/18/2020	3,373,999

		15,959,035

ENERGY - 0.9%
4,987,379	Arch Coal, Inc. Term Loan 4.50%, 05/16/2018	4,856,485
1,333,333	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	1,331,253
3,500,000	FTS International, Inc. Term Loan 7.00%, 05/06/2016	3,442,250

		9,629,988

FINANCIAL - 4.3%
6,206,234	Cunningham Lindsey U.S., Inc. First Lien Initial Term Loan 3.75%, 12/10/2019	6,179,082
6,000,000	Kasima, LLC Term Loan 2.50%, 05/17/2021	5,964,390
3,940,200	LPL Holdings, Inc. Incremental Tranche B Term Loan 2.50%, 03/29/2019	3,918,056
8,808,063	National Financial Partners Corp. Term Loan B 4.25%, 07/01/2020	8,888,833

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FINANCIAL (continued)
7,750,000	Nuveen Investments, Inc. Tranche B First Lien Term Loan 4.00%, 05/15/2017	7,670,097
3,000,000	Tranche B Second Lien Term Loan 5.25%, 02/28/2019	2,988,750
4,477,500	Ocwen Loan Servicing Initial Term Loan 3.75%, 02/15/2018	4,539,066
4,375,000	Pacific Industrial Services Finco Pty, Ltd. Term Loan 09/24/2018 (b)	4,393,244
2,405,027	Second Lien Term Loan 03/22/2019 (b)	2,429,077

		46,970,595

FOOD & DRUG - 1.3%
13,875,366	SUPERVALU, Inc. Term Loan 4.00%, 03/21/2019	13,860,520

FOOD & TOBACCO - 1.1%
11,970,000	US Foods, Inc. Incremental Term Loan 3.50%, 03/29/2019	11,921,402

FOREST PRODUCTS & CONTAINERS - 0.3%
3,333,000	Berlin Packaging LLC First Lien Term Loan 3.50%, 04/02/2019	3,345,499

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FOREST PRODUCTS & CONTAINERS (continued)
400,000	Berlin Packaging LLC Second Lien Term Loan 7.50%, 04/02/2020	403,000

		3,748,499

GAMING & LEISURE - 1.0%
23,243,312	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (e)	929,733
49,819,311	First Lien Tranche B Term Loan (e)	1,992,772
7,000,000	Second Lien Term Loan (c)(d)(e)	—
10,052,066	LLV Holdco LLC Exit Revolving Loan 2.50%, 02/28/2017 (c)(d)(f)	5,751,792
1,995,000	Pinnacle Entertainment, Inc. Tranche B-2 Term Loan 2.75%, 08/13/2020	1,996,586
613,197	Tamarack Resort LLC Term Loan 17.00%, 07/02/2015	521,217
18,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan 13.25%, 02/03/2014 (c)(d)	—

		11,192,100

HEALTHCARE - 6.8%
5,867,295	Biomet Inc. Dollar Term Loan B-2 07/25/2017 (b)	5,901,678
9,601,000	Catalent Pharma Solutions, Inc. Term Loan 12/29/2017 (b)	9,619,050

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HEALTHCARE (continued)
30,045,560	CCS Medical, Inc. First Lien Term Loan 8.25%, 03/31/2015	29,632,433
9,352,990	Kinetic Concepts, Inc. Dollar Term Loan D-1 3.50%, 05/04/2018	9,414,346
7,721,469	Onex Carestream Finance LP First Lien Term Loan 4.00%, 06/07/2019	7,771,658
7,000,000	Second Lien Term Loan 8.50%, 06/07/2019	6,965,000
2,114,375	Select Medical Corp. Series C Tranche B Term Loan 3.01%, 06/01/2018	2,126,268
2,985,000	United Surgical Partners International, Inc. Tranche B Term Loan 3.75%, 04/03/2019	3,004,597

		74,435,030

HOUSING - 1.0%
2,985,000	CBRE Services, Inc. Tranche B Term Loan 2.75%, 03/29/2021	2,988,731
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan 3.25%, 08/01/2016 (c)(d)	4,000,000
315,540	Las Vegas Land Holdings LLC Term Loan 2.00%, 03/31/2016	287,142

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HOUSING (continued)
7,768,483	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(d)(e)	596,619
2,054,280	Nevada Land Group LLC Second Lien Initial Term Loan 10.00%, 11/12/2013 (c)(d)	993,655
1,817,292	First Lien Initial Term Loan 40.00%, 11/12/2013	1,821,836

		10,687,983

INFORMATION TECHNOLOGY - 7.4%
4,270,463	Activision Blizzard, Inc. Term Loan B 07/26/2020 (b)	4,273,580
4,790,677	Avaya, Inc. Term Loan B-5 6.75%, 03/30/2018	4,548,580
3,371,596	CommScope, Inc. Tranche 2 Term Loan 2.75%, 01/12/2018	3,386,870
1,205,981	Dealer Computer Services, Inc. Tranche B Term Loan 2.00%, 04/21/2016	1,206,988
16,901,408	Dell Inc. Term Loan B 03/24/2020 (b)	16,626,761
7,772,021	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 01/15/2021 (b)	7,793,860
10,421,250	Kronos, Inc. First Lien Incremental Term Loan 3.50%, 10/30/2019	10,440,842

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
3,500,000	Second Lien Initial Term Loan 8.50%, 04/30/2020	3,633,437
860,535	Novell, Inc. First Lien Term Facility 5.75%, 11/22/2017	863,766
5,704,712	RP Crown Parent LLC First Lien Term Loan 5.50%, 12/21/2018	5,756,197
12,000,000	Scientific Games International, Inc. Initial Term Loan 05/22/2020 (b)	11,925,000
1,240,625	SunGard Data Systems, Inc. Tranche D Term Loan 3.50%, 01/31/2020	1,256,120
2,281,419	Verint Systems, Inc. Term Loan 3.00%, 09/06/2019	2,292,826
7,023,245	Vertafore, Inc. Term Loan 3.25%, 10/03/2019	7,049,583

		81,054,410

MANUFACTURING - 2.7%
7,122,779	Doncasters U.S. Finance LLC Term Loan B 4.25%, 04/09/2020	7,167,297
6,000,000	Second Lien Term Loan 8.25%, 10/09/2020	6,000,030
5,806,452	Quikrete Holdings, Inc. First Lien Initial Term Loan 09/26/2020 (b)	5,777,419

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MANUFACTURING (continued)
11,043,502	Veyance Technologies, Inc. Term Loan 09/08/2017 (b)	11,029,698

		29,974,444

MEDIA & TELECOMMUNICATIONS - 6.4%
6,317,500	Aufinco Pty, Ltd. Term Loan B 3.00%, 05/29/2020	6,305,655
59,425,403	Broadstripe LLC First Lien Term Loan (c)(d)(e)	2,555,292
1,713,726	Revolver (c)(d)(e)	73,690
3,676,042	Cumulus Media Holdings, Inc. First Lien Term Loan 3.50%, 09/17/2018	3,704,532
2,953,519	Endurance Business Media, Inc. Term Loan 4.50%, 12/15/2014	590,704
320,139	FoxCo Acquisition Sub LLC Initial Term Loan 4.50%, 07/14/2017	321,590
14,962,311	Getty Images, Inc. Initial Term Loan 10/18/2019 (b)	13,439,896
7,424,231	Integra Telecom Holdings, Inc. Term Loan B 4.00%, 02/22/2019	7,482,994
2,000,000	Knowledgepoint360 Group LLC Second Lien Term Loan 7.00%, 04/13/2015 (c)(d)	1,709,600

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
7,000,000	Level 3 Financing Inc. Tranche B Term Loan 01/15/2020 (b)	7,002,205
2,000,000	Tranche B-II Term Loan 3.25%, 08/01/2019	2,001,870
5,500,000	Tranche B-III Term Loan 3.00%, 08/01/2019	5,502,063
7,223,000	TWCC Holding Corp. Second Lien Term Loan 6.00%, 06/26/2020	7,430,661
5,267,530	Univision Communications, Inc. Incremental Term Loan 3.00%, 03/02/2020	5,215,329
6,675,711	Extended First Lien Term Loan 3.25%, 03/02/2020	6,663,194

		69,999,275

METALS & MINERALS - 0.9%
3,125,000	Fairmount Minerals, Ltd. Tranche B-2 Term Loan 4.00%, 09/05/2019	3,135,922
7,000,000	Walter Energy, Inc. Term Loan B 04/02/2018 (b)	6,743,730

		9,879,652

RETAIL - 4.5%
12,000,000	American Builders & Contractors Supply Co., Inc. Term Loan B 04/16/2020 (b)	11,931,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
RETAIL (continued)
1,949,193	Bass Pro Group LLC Term Loan 3.00%, 11/20/2019	1,949,193
3,667,204	Burlington Coat Factory Warehouse Corp. Term Loan B-2 3.25%, 02/23/2017	3,680,039
12,812,465	Guitar Center, Inc. Extended Term Loan 6.00%, 04/10/2017	12,600,291
2,396,000	Harbor Freight Tools USA, Inc. Initial Term Loan 3.75%, 07/26/2019	2,418,463
9,705,675	JC Penney Corp., Inc. Term Loan 5.00%, 05/22/2018	9,442,069
5,779,484	Michaels Stores, Inc. Term Loan B 2.75%, 01/28/2020	5,788,760
1,972,139	Neiman Marcus Group, Inc. (The) Term Loan 3.00%, 05/16/2018	1,973,105

		49,782,920

SERVICE - 9.1%
4,617,197	ADS Waste Holdings, Inc. Tranche B Term Loan 3.00%, 10/09/2019	4,624,053
4,525,325	Advantage Sales & Marketing, Inc. First Lien Term Loan 3.25%, 12/18/2017	4,548,653

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
650,220	Second Lien Term Loan 7.25%, 06/18/2018	660,178
7,500,000	AlixPartners LLP First Lien Term Loan B-2 07/02/2020 (b)	7,603,125
6,982,456	Cenveo Corp. Term Loan B 5.00%, 02/13/2017	7,037,722
10,243,000	Ceridian Corp. Term Loan 05/09/2017 (b)	10,264,357
7,975,842	EnergySolutions LLC Term Loan 5.00%, 08/12/2016	8,050,616
4,523,155	First Data Corp. Dollar Term Loan 4.00%, 03/24/2017	4,491,109
2,500,000	Dollar Term Loan 4.00%, 03/23/2018	2,481,250
1,000,000	Term Loan 4.00%, 09/24/2018	991,875
6,123,230	Moneygram International, Inc. Term Loan 3.25%, 03/27/2020	6,128,986
5,955,000	Sabre, Inc. Term Loan B 4.00%, 02/19/2019	5,971,257
9,974,747	ServiceMaster Co. (The) Tranche B Term Loan 4.25%, 01/31/2017	9,775,252
5,736,000	Spin Holdco, Inc. First Lien Initial Term Loan 11/14/2019 (b)	5,736,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
1,018,445	Travelport LLC Tranche 2 Term Loan 4.00%, 12/01/2016	1,026,719
683,905	Tranche 1 Term Loan 8.50%, 01/29/2016	706,987
11,970,000	Term Loan 5.00%, 06/26/2019	12,149,610
7,236,635	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 3.00%, 04/02/2020	7,102,757

		99,350,506

TRANSPORTATION - 4.2%
12,069,750	Affinia Group, Inc. Tranche B-2 Term Loan 04/27/2020 (b)	12,122,555
7,980,000	Allison Transmission, Inc. Term Loan B-3 08/23/2019 (b)	7,997,476
12,413,964	Delta Air Lines, Inc. Term Loan B-1 3.00%, 10/18/2018	12,468,275
1,980,766	Fram Group Holdings, Inc. First Lien Term Loan 5.00%, 07/28/2017	1,949,203
26,249	JHT Holdings, Inc. Second Lien Term Loan 9.00%, 10/24/2013 (c)(d)	21,362
8,652,494	Pilot Travel Centers LLC Tranche B Term Loan 3.00%, 03/30/2018	8,647,086

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
TRANSPORTATION (continued)
2,984,925	Tranche B Term Loan 3.25%, 08/07/2019	2,992,387

		46,198,344

UTILITY - 3.4%
247,462	Calpine Corp. Term Loan 3.00%, 04/02/2018	248,092
2,361,083	Equipower Resources Holdings LLC First Lien Term C Advance 3.25%, 12/31/2019	2,370,527
592,000	First Lien Term B Advance 3.25%, 12/21/2018	594,960
36,305,782	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 10/10/2017 (b)	24,511,485
9,226,046	Topaz Power Holdings LLC Term B Advance 02/26/2020 (b)	9,249,111

		36,974,175

	Total U.S. Senior Loans (Cost $917,255,237)	744,011,354

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 4.7%
AUSTRALIA - 0.3%
USD
3,192,000	Pact Group (USA), Inc. Term Loan 05/29/2020 (b)	3,152,100

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
CANADA - 1.8%
USD
10,972,494	Tervita Corp. Term Loan 05/15/2018 (b)	10,758,914
2,962,500	Valeant Pharmaceuticals International, Inc. Series C-2 Term Loan B 3.00%, 12/11/2019	2,973,610
5,881,555	Series E Tranche B Term Loan 3.75%, 08/05/2020	5,925,255

		19,657,779

CAYMAN ISLANDS - 0.4%
USD
3,972,026	Edwards (Cayman Islands II), Ltd. First Lien Initial Term Loan 3.50%, 03/26/2020	3,977,985

FRANCE - 0.1%
EUR
1,269,011	Vivarte Acquisition/Capex Facility 1 2.25%, 03/08/2016	1,466,570

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan 11.00%, 07/20/2016 (c)(d)	285,151

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
GERMANY - 0.2%
USD
1,655,000	Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Term Loan Facility C 3.25%, 01/27/2017	1,663,970

IRELAND - 0.4%
USD
3,967,534	SSI Investments II, Ltd. Term Loan 05/26/2017 (b)	3,989,871

LUXEMBOURG - 0.5%
USD
3,403,139	AI Chem & Cy SCA Tranche B-1 Term Loan 3.25%, 10/03/2019	3,411,664
1,765,725	Tranche B-2 Term Loan 3.25%, 10/03/2019	1,770,148
592,592	Second Lien Term Loan 7.00%, 04/03/2020	608,888

		5,790,700

		5,790,700

UNITED KINGDOM - 0.0%
GBP
1,010,243	Henson No. 4, Ltd. Term Loan Facility B (c)(d)(e)	87,866
1,012,957	Term Loan Facility C (c)(d)(e)	87,226

		175,092

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
UNITED KINGDOM - 0.6%
USD
7,000,000	Virgin Media Investment Holdings, Ltd. Term Loan Facility B 2.75%, 06/08/2020	6,971,300

UNITED STATES - 0.4%
GBP
2,646,104	Knowledgepoint360 Group LLC First Lien Term Loan 3.25%, 04/14/2014 (c)(d)	4,257,673

	Total Foreign Denominated or Domiciled Senior Loans (Cost $55,780,326)	51,388,191

Principal Amount ($)
Collateralized Loan Obligations - 7.6%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.12%, 04/15/2021 (h)(i)	1,871,400
2,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.62%, 06/15/2022 (h)(i)	1,870,000
1,500,000	ACAS CLO, Ltd. Series 2007-1A, Class D 4.52%, 04/20/2021 (h)(i)	1,332,300
1,000,000	Apidos CDO Series 2007-5A, Class C 1.72%, 04/15/2021 (h)(i)	890,800
1,500,000	Apidos CLO Series 2013-12A, Class D 3.32%, 04/15/2025 (h)(i)	1,396,350
1,000,000	Series 2013-12A, Class F 5.17%, 04/15/2025 (h)(i)	857,500

Principal Amount		Value ($)
Collateralized Loan Obligations (continued)
1,000,000	Babson CLO, Inc. Series 2006-2A, Class D 1.67%, 10/16/2020 (h)(i)	905,000
2,000,000	Series 2005-2A, Class C1 1.97%, 07/20/2019 (h)(i)	1,886,000
2,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.97%, 04/15/2021 (h)(i)	1,806,200
1,000,000	Series 2007-2A, Class E 3.92%, 04/15/2021 (h)(i)	897,200
750,000	BlueMountain CLO, Ltd. Series 2013-2A, Class D 3.82%, 01/22/2025 (h)(i)	710,625
250,000	Series 2013-2A, Class E 5.32%, 01/22/2025 (h)(i)	226,800
2,250,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.09%, 02/01/2022 (h)(i)	1,905,525
1,410,000	Callidus Debt Partners CLO Fund V, Ltd. Series 5A, Class C 1.71%, 11/20/2020 (h)(i)	1,283,100
2,000,000	Carlyle Global Market Strategies CLO Series 2013-2A, Class D 4.02%, 04/18/2025 (h)(i)	1,925,000
1,700,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.28%, 01/27/2025 (h)(i)	1,563,150
1,500,000	Series 2012-1A, Class E 5.50%, 12/20/2023 (h)(i)	1,408,200
750,000	Series 2013-1A, Class F 5.97%, 01/27/2025 (h)(i)	664,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.57%, 04/15/2021 (h)(i)	870,000
3,000,000	Series 2007-15A, Class C 2.51%, 03/11/2021 (h)(i)	2,764,500
1,500,000	CIFC Funding, Ltd. Series 2006-1BA, Class B1L 1.85%, 12/22/2020 (h)(i)	1,387,500
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.61%, 05/16/2019 (h)(i)	1,800,000
1,312,922	CSAM Funding II Series 2A, Class B1 7.05%, 10/15/2016 (h)	1,327,102
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.26%, 12/01/2019 (i)	1,408,350
1,000,000	Dryden Senior Loan Fund Series 2012-25A, Class E 5.77%, 01/15/2025 (h)(i)	972,500
1,500,000	Duane Street CLO II, Ltd. Series 2006-2A, Class E 4.01%, 08/20/2018 (h)(i)	1,377,150
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.77%, 05/01/2022 (h)(i)	2,367,000
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.77%, 04/20/2019 (h)(i)	947,500
3,000,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class D 1.75%, 12/20/2020 (h)(i)	2,840,700
500,000	Series 2006-2A, Class E 3.75%, 12/20/2020 (h)(i)	468,250

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
750,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.78%, 10/27/2020 (h)(i)	714,375
2,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D 3.02%, 08/01/2022 (h)(i)	1,910,000
1,695,322	Series 2007-1A, Class E 5.27%, 08/01/2022 (h)(i)	1,627,509
1,000,000	Grayson CLO, Ltd. Series 2006-1A, Class B 0.97%, 11/01/2021 (h)(i)	835,000
3,000,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 2.02%, 11/01/2021 (h)(i)	2,679,900
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.21%, 02/18/2021 (h)(i)	755,417
1,250,000	Series 2013-1A, Class E 5.33%, 04/15/2025 (h)(i)	1,094,375
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.86%, 08/21/2020 (h)(i)	942,500
1,500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.76%, 11/20/2020 (h)(i)	1,385,625
1,250,000	HarbourView CLO Series 6A, Class D 3.95%, 12/27/2019 (h)(i)	1,106,250
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.02%, 11/12/2019 (h)(i)	1,002,426
1,683,283	Hillmark Funding Series 2006-1A, Class D 3.86%, 05/21/2021 (h)(i)	1,506,539

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,000,000	ING Investment Management Series 2006-3A, Class C 1.72%, 12/13/2020 (h)(i)	926,000
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.77%, 01/20/2021 (h)(i)	865,200
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.82%, 10/20/2018 (h)(i)	908,000
2,500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.67%, 01/25/2019 (h)(i)	2,300,000
636,115	Series 7A, Class D 2.11%, 11/15/2017 (h)(i)	604,309
1,000,000	Landmark CDO, Ltd. Series 2007-9A, Class E 3.77%, 04/15/2021 (h)(i)	884,000
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.75%, 09/20/2020 (h)(i)	715,460
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 5.02%, 06/02/2025 (h)(i)	2,633,100
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.26%, 11/20/2023 (h)(i)	984,500
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class C 3.88%, 10/17/2025 (h)(i)	942,500
1,000,000	Series 2013-1A, Class C 4.32%, 05/15/2025 (h)(i)	966,800
1,500,000	Series 2013-2A, Class D 5.60%, 10/17/2025 (h)(i)	1,390,650

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,500,000	Rockwall CDO, Ltd. Series 2006-1A, Class A1LB 0.77%, 08/01/2021 (h)(i)	1,352,550
3,000,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.96%, 05/27/2020 (h)(i)	2,884,500
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L 1.61%, 04/27/2021 (h)(i)	1,822,200
3,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.66%, 02/27/2021 (h)(i)	2,805,900
951,289	Series 2007-1A, Class B2L 4.76%, 02/27/2021 (h)(i)	855,874
750,000	Venture V CDO, Ltd. Series 2005-1A, Class D 4.91%, 11/22/2018 (h)(i)	708,300
679,685	Victoria Falls CLO, Ltd. Series 2005-1A, Class D 2.36%, 02/17/2017 (h)(i)	655,896

	Total Collateralized Loan Obligations (Cost $75,773,069)	82,696,232

Convertible Bonds (e) - 0.6%
TRANSPORTATION - 0.6%
6,000,000	AMR Corp.	6,330,000

	Total Convertible Bonds (Cost $5,866,875)	6,330,000

Corporate Bonds & Notes - 3.1%
BROADCASTING - 0.0%
500,000	Clear Channel Communications, Inc. 9.00%, 12/15/2019 (j)	492,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
CHEMICALS - 0.4%
5,000,000	TPC Group, Inc. 8.75%, 12/15/2020 (h)	5,137,500

DIVERSIFIED MEDIA - 0.2%
2,000,000	Univision Communications, Inc. 6.75%, 09/15/2022 (h)(j)	2,120,000

ENERGY - 0.3%
3,000,000	Venoco, Inc. 8.88%, 02/15/2019	3,037,500

FOOD & DRUG - 0.2%
2,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021 (h)(j)	1,910,000

GAMING & LEISURE - 0.2%
2,000,000	Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/2017	2,035,000

HEALTHCARE - 0.1%
322,000	Alere, Inc. 6.50%, 06/15/2020	320,792
500,000	Tenet Healthcare Corp. 4.38%, 10/01/2021 (h)	461,875

		782,667

INFORMATION TECHNOLOGY - 0.3%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (h)(j)	3,725,365

METALS & MINERALS - 0.3%
2,000,000	Walter Energy, Inc. 8.50%, 04/15/2021(h)(j)	1,680,000
1,364,000	9.50%, 10/15/2019 (h)	1,416,855

		3,096,855

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
SERVICE - 0.6%
2,000,000	Cenveo Corp. 8.88%, 02/01/2018	2,000,000
3,500,000	Sabre, Inc. 8.50%, 05/15/2019 (h)	3,797,500
575,000	Travelport LLC 13.88%, 03/01/2016 (h)	600,875

		6,398,375

UTILITY - 0.5%
8,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (h)	5,570,000

	Total Corporate Bonds & Notes (Cost $34,914,155)	34,305,762

Principal Amount
Foreign Corporate Bonds & Notes (j) - 1.4%
CANADA - 0.3%
USD
3,207,000	Tervita Corp. 8.00%, 11/15/2018 (h)	3,235,061

FINLAND - 0.6%
USD
6,000,000	Nokia OYJ 5.38%, 05/15/2019	6,120,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Corporate Bonds & Notes (continued)
UNITED KINGDOM - 0.5%
USD
5,325,000	Ineos Finance PLC 8.38%, 02/15/2019 (h)	5,890,781

	Total Foreign Corporate Bonds & Notes (Cost $14,591,996)	15,245,842

Shares
Claims (e)(k)(l) - 0.2%
TELECOMMUNICATIONS - 0.2%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692	1,763,214

	Total Claims (Cost $2,703,058)	1,763,214

Common Stocks & Exchange Traded Funds - 12.1%
BROADCASTING - 4.6%
304,726	Communications Corp. of America (c)(d)(l)	2,157,460
5,160	Young Broadcasting Holding Co., Inc., Class A (g)(l)	47,988,000

		50,145,460

ENERGY - 0.1%
1,118,286	Value Creation, Inc. (l)	1,677,429

GAMING & LEISURE - 0.0%
43	LLV Holdco LLC - Litigation Trust Units (c)(d)(g)(l)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (c)(d)(g)(l)	—
436	LLV Holdco LLC - Series B, Membership Interest (c)(d)(g)(l)	—

		—

Shares		Value ($)
Common Stocks & Exchange Traded Funds (continued)
HEALTHCARE - 1.1%
207,031	CCS Medical, Inc. (c)(d)(g)(l)	12,394,946

HOUSING - 0.6%
1,648,350	CCD Equity Partners LLC (c)(d)(g)(l)	4,895,599
5,000,000	KAG Property LLC	925,000
880,996	Las Vegas Land Holdings LLC	264,299
8	Nevada Land Group LLC (c)(d)(g)(l)	—

		6,084,898

MEDIA & TELECOMMUNICATIONS - 2.5%
4,921	Endurance Business Media, Inc., Class A (c)(d)(g)(l)	—
501,736	Metro-Goldwyn-Mayer, Inc., Class A	27,620,567

		27,620,567

OTHER - 2.1%
1,150,000	Highland/iBoxx Senior Loan, ETF (g)(j)	22,908,000

REAL ESTATE INVESTMENT TRUST - 0.9%
1,101,402	Spirit Realty Capital, Inc., REIT	10,110,871

TELECOMMUNICATIONS - 0.2%
180,540	Fairpoint Communications, Inc.	1,724,157

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (c)(d)	—

UTILITY - 0.0%
286,159	Entegra TC LLC	28,616

	Total Common Stocks & Exchange Traded Funds (Cost $394,721,975)	132,694,944

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Preferred Stocks (c)(d)(l) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
54,388	Allenby	—

FINANCIAL - 0.0%
73,487	Claymore	—

	Total Preferred Stocks (Cost $127,875)	—

Units
Warrants (l) - 0.0%
BROADCASTING - 0.0%
9	Young Broadcasting Holding Co., Inc., expires 12/24/24	83,700

GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (c)(d)	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (c)(d)	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (c)(d)	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (c)(d)	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (c)(d)	—

		—

	Total Warrants (Cost $18,833)	83,700

Shares
Investment Companies (m) - 1.0%
10,840,953	State Street Navigator Prime Securities Lending Portfolio	10,840,953

	Total Investment Companies (Cost $10,840,953)	10,840,953

Total Investments - 98.7% (Cost $1,512,594,352) (n)		1,079,360,192

Other Assets & Liabilities, Net - 1.3%		14,069,512

Net Assets - 100.0%		1,093,429,704

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Illiquid securities. At September 30, 2013, these securities amounted to $45,270,172 or 4.1% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $45,270,172, or 4.1% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2013.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Fixed rate senior loan.
(g)	Affiliated issuer. Assets with a total aggregate market value of $88,186,545, or 8.1% of net assets, were affiliated with the Fund as of September 30, 2013.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2013, these securities amounted to $116,833,694 or 10.7% of net assets.
(i)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2013.
(j)	Securities (or a portion of securities) on loan. As of September 30, 2013, the market value of securities loaned was $10,593,837. The loaned securities were secured with cash collateral of $10,840,953. Collateral is calculated based on prior day’s prices.
(k)	These positions represent claims that have been filed with the United State Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(l)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Floating Rate Opportunities Fund

(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $1,534,263,228.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
ETF	Exchange-Traded Fund
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of September 30, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	1,485,000	01/31/2014	$(41,951)
Sell	GBP	CSF	3,420,000	01/31/2014	(288,181)

					$(330,132)

Foreign Denominated or Domiciled Senior Loans & Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Service	1.3%
Chemicals	1.1%
Media & Telecommunications	1.0%
Healthcare	0.8%
Telecommunications	0.6%
Information Technology	0.4%
Manufacturing	0.4%
Forest Products & Containers	0.3%
Transportation	0.1%
Retail	0.1%
Consumer Durables	0.0%

Total	6.1%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities Fund (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”) materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans, corporate bonds & notes and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2013 is as follows:

	Total value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks & Exchange-Traded Funds(1)	$897,322,143	$897,322,143	$—	$—
Master Limited Partnerships(1)	32,367,811	32,367,811	—	—
Investment Companies	78,562,662	78,562,662	—	—
Other Financial Instruments
Commodity Contracts - Futures(2)	139,214	139,214	—	—
Equity Contracts - Futures(2)	20,348	20,348	—	—

Total Assets	1,008,412,178	1,008,412,178	—	—

Liabilities
Securities Sold Short(1)	$(310,265,049)	$(310,265,049)	—	—
Other Financial Instruments
Equity Contracts - Written Call Options	(3,031,250)	—	(3,031,250)	—

Total Liabilities	(313,296,299)	(310,265,049)	(3,031,250)	—

Total	$695,115,879	$698,147,129	$(3,031,250)	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

	Total value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Consumer Discretionary	$844,678	$844,678	$—	$—
Financial	1,230,000	1,230,000	—	—
Healthcare
Biotechnology	12,240,312	12,240,312	—	—
Healthcare Distributors	2,010,330	2,010,330	—	—
Healthcare Equipment	4,181,797	3,471,954	—	709,843
Healthcare Facilities	1,598,228	1,598,228	—	—
Healthcare Services	3,844,046	3,339,040	—	505,006
Healthcare Technology	2,160,804	2,160,804	—	—
Life Sciences Tools & Services	3,718,954	3,718,954	—	—
Managed Healthcare	1,199,129	1,199,129	—	—
Pharmaceuticals	3,674,468	3,674,468	—	—
Rights(1)
Equity Contracts	24,611	24,611	—	—
Warrants(1)
Equity Contracts	2,378,216	—	1,459,835	918,381
Purchased Options
Equity Contracts	225,804	225,804	—	—

Total Assets	39,331,377	35,738,312	1,459,835	2,133,230

Liabilities
Securities Sold Short(1)	(18,322,409)	(18,322,409)	—	—

Total Liabilities	(18,322,409)	(18,322,409)	—	—

Total	$21,008,968	$17,415,903	$1,459,835	$2,133,230

(1)	See Investment Portfolio detail for industry breakout.

	Total value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans(1)	$744,011,354	$—	$695,544,836	$48,466,518	(2)
Foreign Denominated or Domiciled Senior Loans	51,388,191	—	43,518,175	7,870,016
Collateralized Loan Obligations	82,696,232	—	78,060,332	4,635,900
Convertible Bonds(1)	6,330,000	—	6,330,000	—
Corporate Bonds & Notes(1)	34,305,762	—	34,305,762	—
Foreign Corporate Bonds & Notes	15,245,842	—	15,245,842	—
Claims(1)	1,763,214	—	1,763,214	—
Common Stocks & Exchange-Traded Funds
Broadcasting	50,145,460	—	47,988,000	2,157,460
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—	(2)
Healthcare	12,394,946	—	—	12,394,946
Housing	6,084,898	—	1,189,299	4,895,599	(2)
Media & Telecommunications	27,620,567	—	27,620,567	—	(2)
Other	22,908,000	22,908,000	—	—
Real Estate Investment Trust	10,110,871	10,110,871	—	—
Telecommunications	1,724,157	1,724,157	—	—
Transportation	—	—	—	—	(2)
Utility	28,616	—	28,616	—
Preferred Stocks
Consumer Discretionary	—	—	—	—	(2)
Financial	—	—	—	—	(2)
Warrants(1)
Equity Contracts	83,700	—	83,700	—	(2)
Investment Companies	10,840,953	10,840,953	—	—

Total Assets	1,079,360,192	45,583,981	951,678,343	82,097,868

Liabilities
Other Financial Instruments
Foreign Currency Contracts - Foreign Currency Exchange Contracts	(330,132)	(330,132)	—	—

Total Liabilities	(330,132)	(330,132)	—	—

Total	$1,079,030,060	$45,253,849	$951,678,343	$82,097,868

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2013. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2013 or September 30, 2013.

	Balance as of June 30, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2013	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Long/Short Healthcare Fund
U.S. Senior Loans	$320,000	$—	$—	$—	$(480,000)	$480,000	$—	$(320,000)	—	$—
Common Stock
Healthcare Equipment & Services	674,917	505,006	—	—	—	34,926	—	—	1,214,849	34,926
Warrants - Equity Contracts
Price Risk	2,582,227	—	(1,146,060)	—	—	(517,786)	—	—	918,381	(1,161,778)

Total	$3,577,144	$505,006	$(1,146,060)	$—	$(480,000)	$(2,860)	$—	$(320,000)	$2,133,230	$(1,126,852)

Highland Floating Rate Opportunities Fund
U.S. Senior Loans	$46,040,249	$11,925,000	$(25,010,292)	$(1,245)	$(4,820)	$(1,862,692)	$18,092,185	$(711,867)	48,466,518	$(1,787,477)
Foreign Denominated or Domiciled Senior Loans	6,248,247	3,152,100	(1,466,570)	2,934	(34,341)	333,494	—	(365,848)	7,870,016	411,555
Collateralized Loan Obligations	4,479,510	—	—	28,009	—	128,381	—	—	4,635,900	128,381
Common Stocks
Broadcasting	1,542,310	—	—	—	—	615,150	—	—	2,157,460	615,150
Energy	1,677,429	—	—	—	—	—	—		1,677,429	—
Gaming & Leisure(1)	—	—	—	—	—	8,551	—	(8,551)	—	8,551
Healthcare	12,479,828	—	—	—	—	(84,882)	—	—	12,394,946	(84,882)
Housing(1)	4,714,281	—	—	—	—	181,318	—	—	4,895,599	181,318
Media & Tele-communications	—	—	—	—	—	—	—	—	—	—
Transportation	—	—	—	—	—	—	—	—	—	—
Preferred Stocks
Consumer Discretionary	—	—	—	—	—	(54,387)	54,387	—	—	(54,387)
Financial	—	—	—	—	—	(73,487)	73,487	—	—	(73,487)
Warrants
Equity Contracts	66,600	—	(83,700)	—	—	17,100	—	—	—	—

Total	$77,248,454	$15,077,100	$(26,560,562)	$29,698	$(39,161)	$(791,454)	$18,220,059	$(1,086,266)	$82,097,868	$(655,278)

(1)	Balance as of June 30, 2013 reflects an industry reclassification for Nevada Land Group, LLC from Gaming & Leisure to Housing.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended September 30, 2013, a net amount of $641,054 and $11,483,462 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments that are unobservable inputs used for valuing assets. Transfers between level two and three were due to management’s assessment of the observable and unobservable inputs used for valuing assets. For the three months ended September 30, 2013, there were no transfers between Level 1 and Level 2.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stocks	1,214,849	Fair Valuation - Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	Various
Warrants	918,381	Option Pricing Model	Custom Volatility	75%

Total	$2,133,230

Highland Floating Rate Opportunities Fund

Debt	$60,972,434	Third-Party Pricing Vendor	N/A	N/A
		Multiple Analysis	Discount Rate	10%
			Asset Specific Discount	75% - 90%
			Liquidity Discount	10% - 30%
		Liquidation Analysis	Discount Rate	15%
		Debt - Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	5%
			Liquidity Discount	20%
			Multiple Discount	10%
			Scenario Probabilities	Various
		Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flows	Discount Rate	30%
Common Stocks	21,125,434	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Liquidity Discount	25%
			Minority Discount	20%
			Discount Rate	13%

Total	$82,097,868

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates, scenario probabilities, assumed accrued interest, and LTM multiples. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for the Long/Short Equity Fund and Long/Short Healthcare Fund.

At September 30, 2013, the Floating Rate Opportunities Fund did not have any securities sold short.

Derivative Transactions

The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Forward Foreign Currency Exchange Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Funds because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of September 30, 2013, the open values of the Floating Rate Opportunities Fund’s forward foreign currency exchange contracts were EUR 1,485,000 and GBP 3,420,000 and the closed values were GBP 4,920,000.

During the three months ended September 30, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not invest in forward foreign currency exchange contracts.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the three months ended September 30, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the three months ended September 30, 2013 were as follows:

Highland Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	2,500	$188,490
Call Options Written	14,725	7,042,518
Put Options Written	(6,673)	(2,926,943)
Call Options Expired	(3,250)	(537,809)
Put Options Expired	(2,500)	(188,490)
Call Options Closed	(1,677)	(611,541)

Outstanding, September 30, 2013	3,125	$2,966,225

Highland Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	662	$30,609
Call Options Expired	(662)	(30,609)

Outstanding, September 30, 2013	—	$—

During the three months ended September 30, 2013, the Floating Rate Opportunities Fund did not invest in options.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2013, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross (Depreciation)	Net Appreciation/ (Depreciation)	Cost
Highland Long/Short Equity Fund	$100,415,710	$(22,720,791)	$77,694,919	$620,292,648
Highland Long/Short Healthcare Fund	7,116,619	(2,619,602)	4,497,017	16,511,951
Highland Floating Rate Opportunities Fund	67,415,743	(522,318,779)	(454,903,036)	1,534,263,228

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	Highland Funds I

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities.

The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following company as of September 30, 2013:

Issuer	Shares at June 30, 2013	Market Value June 30, 2013	Market Value September 30, 2013	Affiliated Income	Purchases	Sales
Highland/iBoxx Senior Loan, ETF (Exchange-Traded Funds)	750,000	$14,970,000	$14,940,000	$182,369	$—	$—

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2013:

Issuer	Shares at September 30, 2013	Market Value June 30, 2013	Market Value September 30, 2013	Affiliated Income	Purchases	Sales
CCS Medical, Inc. (Common Stocks & Exchange-Traded Funds)	207,031	$12,479,828	$12,394,946	$—	$—	$—
Communications Corp. of America (Common Stocks & Exchange-Traded Funds) (1)	304,726	1,542,310	2,157,460	—	—	—
Endurance Business Media, Inc. (Common Stocks & Exchange-Traded Funds)	4,921	—	—	—	—	—
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange-Traded Funds)	1,150,000	22,954,000	22,908,000	279,632	—	—
LLV Holdco, LLC (Common Stocks & Exchange-Traded Funds)	34,991	—	—	—	—	—
Nevada Land Group LLC (Common Stocks & Exchange-Traded Funds)	8	—	—	—	—	—
CCD Equity Partners, LLC (Common Stocks & Exchange-Traded Funds)	1,648,350	4,714,281	4,895,599	—	—	—
Young Broadcasting Holding Co., Inc., Class A (Common Stocks & Exchange-Traded Funds)	5,160	38,184,000	47,988,000	—	—	—

	3,355,187	$79,874,419	$90,344,005	$279,632	$—	$—

(1)	No longer an affiliate as of September 30, 2013.

At September 30, 2013, the Long/Short Healthcare Fund did not hold any affiliated securities.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) - 92.6%
AEROSPACE - 1.8%
744,997	Sequa Corp. Initial Term Loan, 5.250%, 06/19/17	749,720
1,244,981	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20 (c)	1,241,962

		1,991,682

BROADCASTING - 3.6%
2,370,212	Clear Channel Communications, Inc. Tranche D Term Loan, 6.930%, 01/30/19 (c)	2,203,112
1,879,788	Clear Channel Communications, Inc. Tranche B Term Loan, 3.830%, 01/29/16 (c)	1,775,695

		3,978,807

CABLE/WIRELESS VIDEO - 0.8%
846,122	WideOpenWest Finance, LLC Term B Loan, 4.750%, 04/01/19 (c)	853,208

CHEMICALS - 4.9%
1,231,810	Axalta Coating Systems Initial Term B Loan, 4.750%, 02/01/20	1,238,160
159,030	Celanese US Holdings, LLC Dollar Term C-2 Commitment, 2.273%, 10/31/16	160,396
1,391,480	Ineos US Finance, LLC Cash Dollar Term Loan, 4.000%, 05/04/18	1,377,954
646,742	PQ Corp. 2013 Term Loan, 4.500%, 08/07/17	650,322
1,937,140	Univar, Inc. Term Loan B, 5.000%, 06/30/17	1,871,888

		5,298,720

CONSUMER NON-DURABLES - 0.7%
500,000	NBTY, Inc. Term B-2 Loan, 4.250%, 10/01/17	501,250
220,542	Spectrum Brands, Inc. Initial U.S. Term Loan, 4.500%, 12/17/19	221,755

		723,005

Principal Amount ($)		Value ($)
US Senior Loans (continued)
CONSUMER PRODUCTS - 0.9%
214,150	Revlon Consumer Products Corp. Replacement Term Loan, 4.000%, 11/20/17	214,652
795,247	Serta Simmons Super Holdings, LLC Term Loan, 5.000%, 10/01/19	798,229

		1,012,881

DIVERSIFIED MEDIA - 0.3%
474,530	R.H. Donnelley, Inc. Loan, 9.750%, 12/31/16	348,187

ENERGY - 1.9%
1,050,000	Chesapeake Energy Corp. Loan, 5.750%, 12/02/17	1,070,344
360,000	Energy Transfer Equity, LP Term Loan, 3.750%, 03/24/17	362,162
700,000	FTS International, Inc. Term Loan, 8.500%, 05/06/16	688,450

		2,120,956

FINANCIAL - 2.1%
1,500,000	Nuveen Investments, Inc. Tranche B First-Lien Term Loan, 4.179%, 05/13/17	1,484,535
497,500	Ocwen Loan Servicing Initial Term Loan, 5.000%, 02/15/18	504,341
277,396	Springleaf Financial Funding Co. Initial Term Loan, 5.500%, 05/10/17	278,033

		2,266,909

FOOD & DRUG - 1.4%
497,500	Rite Aid Corp. Tranche 6 Term Loan, 4.000%, 02/21/20	497,500
398,173	Roundy’s Supermarkets, Inc. Tranche B Term Loan, 5.750%, 02/13/19	390,921

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD & DRUG (continued)
695,241	Supervalu, Inc. New Term Loan, 5.000%, 03/21/19	694,497

		1,582,918

FOOD/TOBACCO - 7.4%
247,500	Burger King Corp. Tranche B Term Loan (2012), 3.750%, 09/28/19	248,031
1,358,315	Del Monte Foods Co. Initial Term Loan, 4.000%, 03/08/18	1,355,598
986,113	Dunkin Brands, Inc. Term B-3 Loan, 3.750%, 02/14/20	985,649
1,995,000	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20 (c)	2,003,838
1,745,625	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19	1,748,785
487,500	OSI Restaurant Partners, LLC 2013 Replacement Term Loan, 3.500%, 10/28/19	485,901
896,497	Pinnacle Foods Finance, LLC New Term Loan G, 3.250%, 04/29/20 (c)	889,998
341,944	Wendy’s International, Inc Term B Loan, 3.250%, 05/15/19	341,517

		8,059,317

FOREST PRODUCTS/CONTAINERS - 1.6%
595,493	Berry Plastics Corp. Term C Loan, 2.179%, 04/03/15	595,692
1,142,351	Reynolds Group Holdings, Inc. U.S. Term Loan, 4.750%, 09/28/18	1,146,949

		1,742,641

GAMING/LEISURE - 5.5%
500,000	Caesars Entertainment Operating Co., Inc. Term B-5 Loan, 4.429%, 01/28/18 (c)	445,892

Principal Amount ($)		Value ($)
US Senior Loans (continued)
GAMING/LEISURE (continued)
2,816,535	Caesars Entertainment Operating Co., Inc. Term B-6 Loan, 5.429%, 01/28/18	2,561,287
42,234	Las Vegas Sands, LLC Original Delayed Draw 1 Term Loan, 1.680%, 05/23/14	42,219
205,873	Las Vegas Sands, LLC Tranche B Term Loan (Non-Extending), 1.680%, 05/23/14	205,796
82,834	Las Vegas Sands, LLC Delayed Draw Term Loan, 2.680%, 11/23/16	82,826
412,141	Las Vegas Sands, LLC Tranche B Term Loan, 2.680%, 11/23/16	412,101
496,250	MGM Resorts International Term Loan B, 3.500%, 12/20/19	495,240
426,879	Penn National Gaming, Inc. Term B Facility, 3.750%, 07/16/18	427,842
240,972	Seaworld Parks & Entertainment, Inc. Term B-2 Loan, 3.000%, 05/14/20	238,653
248,125	Six Flags Theme Parks, Inc. Tranche B Term Loan, 4.000%, 12/20/18	249,327
796,000	Station Casinos, LLC B Term Loan, 5.000%, 03/02/20	805,122

		5,966,305

HEALTHCARE - 11.2%
1,190,757	Biomet, Inc. Dollar Term B-2 Loan, 3.679%, 07/25/17	1,193,942
1,750,000	CHS/Community Health Systems, Inc. Extended Term Loan, 3.761%, 01/25/17	1,752,188
496,247	Emdeon, Inc. Term B-2 Loan, 3.750%, 11/02/18	496,433

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
794,542	Envision Healthcare Corp. Initial Term Loan, 4.000%, 05/25/18	795,424
741,822	Grifols, Inc. New U.S. Tranche B Term Loan, 4.250%, 06/01/17	747,137
1,050,000	HCA, Inc. Tranche B-5 Term Loan, 2.998%, 03/31/17 (c)	1,050,278
1,000,000	HCA, Inc. Tranche B-4 Term Loan, 2.929%, 05/01/18	999,195
786,451	Health Management Associates, Inc. Replacement Term B Loan, 3.500%, 11/16/18	787,127
700,278	Hologic, Inc. Refinancing Tranche B Term Loan, 3.750%, 08/01/19	702,593
1,000,000	IMS Health, Inc. Tranche B-1 Dollar Term Loan, 3.750%, 09/01/17	1,001,040
845,750	Kinetic Concepts, Inc. Dollar Term D-1 Loan, 4.500%, 05/04/18	851,298
474,564	MultiPlan, Inc. Term B-1 Loan, 4.000%, 08/26/17	475,900
996,237	Pharmaceutical Product Development, Inc. 2013 Term Loan, 4.250%, 12/05/18 (c)	999,724
121,308	Warner Chilcott, LLC Additional Term B-1 Loan, 4.250%, 03/15/18	121,503
278,649	Warner Chilcott, LLC Term B-1 Loan, 4.250%, 03/15/18	279,098

		12,252,880

HOUSING - 0.5%
497,481	HD Supply, Inc. Term Loan, 4.500%,10/12/17	498,849

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HOUSING (continued)
30,157	Realogy Group, LLC Extended Synthetic Commitment, 3.000%, 10/10/16	30,388

		529,237

INFORMATION TECHNOLOGY - 5.5%
218,106	Ancestry.com, Inc. Term B-1 Loan, 5.250%, 12/28/18	219,780
1,238,650	Avaya, Inc. Term B-3 Loan, 4.760%, 10/26/17	1,111,912
731,722	Avaya, Inc. Term B-5 Loan, 8.000%, 03/31/18	694,744
738,822	CDW LLC Term Loan, 3.500%, 04/29/20	728,320
1,243,750	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 5.000%, 02/28/20	1,250,410
1,467,106	Infor US, Inc. Tranche B-2 Term Loan, 5.250%, 04/05/18 (c)	1,477,501
496,250	Kronos, Inc. Incremental Term Loan, 1st Lien, 4.500%, 10/30/19	497,183

		5,979,850

MANUFACTURING - 1.3%
398,000	Apex Tool Group, LLC Term Loan, 4.500%, 01/31/20	399,369
1,000,000	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20 (c)	992,045

		1,391,414

MEDIA/TELECOMMUNICATIONS - 14.1%
993,246	Alcatel-Lucent USA, Inc. U.S. Term Loan, 5.750%, 01/30/19	1,002,374
744,080	Cengage Learning Acquisitions, Inc. Tranche B Term Loan, 7.750%, 07/05/17 (b)	547,829

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
546,443	Cengage Learning Acquisitions, Inc. Tranche 1 Term Loan, 4.750%, 07/03/14 (b)	403,002
1,339,432	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	1,340,189
997,500	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20 (c)	988,508
482,144	Charter Communications Operating, LLC Term F Loan, 3.000%, 12/31/20 (c)	477,959
994,368	Crown Castle Operating Co. New Tranche B Term Loan, 3.250%, 01/31/19	984,275
398,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	401,676
1,042,747	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19	936,647
500,000	Level 3 Financing, Inc. Tranche B Term Loan, 4.000%, 08/01/19	500,187
1,246,859	Nielsen Finance, LLC Class E Dollar Term Loan, 2.945%, 05/01/16 (c)	1,250,419
298,465	Regal Cinemas Corp. Term Loan, 2.682%, 08/23/17	298,686
746,633	SuperMedia, Inc. Term Loan, 11.600%, 12/30/16 (c)	581,627
850,000	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17	852,129
997,494	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20 (c)	987,608

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
1,144,250	Univision Communications, Inc. 2013 Converted Extended First-Lien Term Loan, 4.500%, 03/01/20	1,142,105
1,500,000	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/08/20 (c)	1,493,850
1,146,435	West Corp. Term B-8 Loan, 3.750%, 06/30/18	1,148,802

		15,337,872

METALS/MINERALS - 1.7%
1,242,465	Arch Coal, Inc. Term Loan B, 5.750%, 05/16/18	1,209,856
692,052	Walter Energy, Inc. Term Loan B, 6.750%, 04/02/18	666,716

		1,876,572

RETAIL - 6.3%
496,864	Academy, Ltd. Initial Term Loan (2012), 4.500%, 08/03/18	499,738
389,839	Bass Pro Group, LLC Loan, 4.000%, 11/20/19	389,839
748,120	BJ’s Wholesale Club, Inc. New 2013 Replacement Loan (First Lien), 4.250%, 09/26/19	747,080
500,000	Gymboree Corp. Term Loan, 5.000%, 02/23/18	484,455
494,937	J. Crew Group, Inc. Term B-1 Loan, 4.000%, 03/07/18	494,098
1,246,875	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	1,213,010
1,283,078	Neiman Marcus Group, Inc. Term Loan, 4.000%, 05/16/18	1,283,707
595,750	Party City, Inc. 2013 Replacement Term Loan, 4.250%, 07/27/19	595,253

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
RETAIL (continued)
248,087	PetCo Animal Supplies, Inc. New Loans, 4.000%, 11/24/17	248,435
485,825	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	485,331
487,814	Toys ‘R’ Us - Delaware, Inc. Initial Loan, 6.000%, 09/01/16 (c)	475,619

		6,916,565

SERVICE - 10.3%
496,795	Affinion Group, Inc. Tranche B Term Loan, 6.500%, 10/09/16	483,615
2,139,478	Asurion, LLC Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19 (c)	2,123,764
598,687	Ceridian Corp. 2013 New Replacement U.S. Term Loan, 4.429%, 05/09/17	599,935
322,339	Education Management, LLC Tranche C-2 Term Loan, 4.250%, 06/01/16	302,757
1,500,000	First Data Corp. 2017 New Term Loan, 4.180%, 03/24/17 (c)	1,489,372
1,800,000	First Data Corp. 2018 Dollar Term Loan, 4.180%, 03/23/18 (c)	1,786,500
500,000	First Data Corp. 2018B New Term Loan, 4.180%, 09/24/18	495,938
348,246	Hertz Corp. Tranche B-1 Term Loan, 3.750%, 03/11/18	349,625
247,487	Hertz Corp. Tranche B-2 Term Loan, 3.000%, 03/11/18	247,625
1,292,177	Sabre, Inc. Term B Loan, 5.250%, 02/19/19	1,295,705
495,628	ServiceMaster Co. Tranche C Term Loan, 4.250%, 01/31/17	484,065

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE (continued)
546,604	ServiceMaster Co. Tranche B Term Loan, 4.440%, 01/31/17	535,672
1,121,365	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 3.750%, 04/02/20 (c)	1,100,620

		11,295,193

TELECOMMUNICATIONS - 0.7%
743,103	Zayo Group, LLC Term Loan, 4.500%, 07/02/19	744,708

TRANSPORTATION - 2.1%
496,250	Allison Transmission, Inc. Term B-3 Loan, 3.750%, 08/23/19	497,337
854,106	Federal-Mogul Corp. Tranche B Term Loan, 2.118%, 12/29/14	840,991
435,768	Federal-Mogul Corp. Tranche C Term Loan, 2.118%, 12/28/15	429,077
500,000	Goodyear Tire & Rubber, Co. Tranche 1 Term Loan, 4.750%, 04/30/19	503,685

		2,271,090

UTILITY - 6.0%
442,263	AES Corp. 2013 Other Term Loan, 3.750%, 06/01/18	445,515
645,421	Calpine Corp. Term Loan, 4.000%, 04/01/18	647,064
497,491	Calpine Corp. Term Loan, 4.000%, 10/09/19	498,298
993,728	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18 (c)	988,759
3,250,000	Texas Competitive Electric Holdings Co., LLC 2017 Term Loan (Extending), 4.766%, 10/10/17	2,194,205

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
UTILITY (continued)
2,650,000	Texas Competitive Electric Holdings Co., LLC 2014 Term Loan (Non- Extending), 3.766%, 10/10/14	1,794,421

		6,568,262

	Total US Senior Loans (Cost $102,517,006)	101,109,179

Foreign Domiciled Senior Loans (a) - 6.2%
AUSTRALIA - 1.8%
USD
1,988,086	FMG Resources Term Loan, 5.250%, 10/18/17	1,997,490

CANADA - 0.4%
USD
377,143	Bombardier Recreational Products Inc. Term B Loan, 4.000%, 01/30/19	376,975

GERMANY - 0.2%
USD
250,000	Ina Beteiligungsegesellschaft Mit Beschrankter Haftung Facility C (USD), 4.250%, 01/27/17	251,355

LUXEMBOURG - 2.0%
USD
1,993,356	Intelsat Jackson Holdings SA Tranche B-1 Term Loan, 4.500%, 04/02/18	2,000,831
219,582	WC Luxco S.a.R.L. Term B-3 Loan, 4.250%, 03/15/18	219,936

		2,220,767

NETHERLANDS - 0.9%
USD
86,364	Sensata Technologies BV Tranche 1 Term Loan, 3.750%, 05/12/18	86,710

Principal Amount ($)		Value ($)
US Senior Loans (continued)
NETHERLANDS (continued)
844,312	Tronox Pigments BV New Term Loan, 4.500%, 03/19/20	850,261

		936,971

UNITED KINGDOM - 0.9%
USD
1,018,628	Alpha Topco Limited New Facility B (USD), 6.000%, 04/30/19	1,025,076

Total Foreign Domiciled Senior Loans (Cost $6,870,991)		6,808,634

Total Investments - 98.8% (Cost $109,387,997)(d)		107,917,813

Other Assets & Liabilities, Net 1.2%		1,357,809

Net Assets - 100.0%		109,275,622

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	Security is in default on interest payments.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Cost for U.S. federal income tax purposes is $109,387,997. Unrealized appreciation and depreciation on investments are as follows:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$232,452	$(1,702,636)	$(1,470,184)	$109,387,997

LLC — Limited Liability Company

LP — Limited Partnership

USD — United States Dollars

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Metals/Minerals	1.8%
Information Technology	1.8%
Media/Telecommunications	0.9%
Chemicals	0.8%
Consumer Products	0.4%
Healthcare	0.2%
Transportation	0.2%
Manufacturing	0.1%

6.2%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	Highland/iBoxx Senior Loan ETF

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2013	Highland/iBoxx Senior Loan ETF

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2013 is as follows:

	Total Market Value at 09/30/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$101,109,179	$—	$101,109,179	$—
Foreign Domiciled Senior Loans*	6,808,634	—	6,808,634	—

Total	$107,917,813	$—	$107,917,813	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2. For the period ended September 30, 2013, there were no Level 3 securities.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary
(principal executive officer)

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary
(principal executive officer)

Date: November 29, 2013

By:	/s/ Brian Mitts
Brian Mitts
Treasurer
(principal financial officer)

Date: November 29, 2013